Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Par value (USD per share)	$ 0.001	$ 0.001
Common shares authorized (in shares)	283,987,000	283,987,000
Common shares issued (in shares)	147,899,354	147,450,691
Common shares outstanding (in shares)	147,899,354	147,450,691
Common units outstanding (in shares)	3,520,205	3,520,205
Redeemable Preferred Stock
Redeemable stock, preferred units outstanding (in shares)	301,483	301,483
Liberty Property Limited Partnership
General Partners' Capital Account, Units Outstanding	147,899,354	147,450,691
Common units outstanding (in shares)	3,520,205	3,520,205
Liberty Property Limited Partnership | Redeemable Preferred Stock
Redeemable stock, preferred units outstanding (in shares)	301,483	301,483